Related Parties - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Assets	R$ 48	R$ 31
Revenue	7	2
Liability	(5,757)	(4,391)
Expense	R$ (35)	R$ (16)